Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 46,475	$ 20,864
Work-in-process	4,403	3,485
Finished goods	19,746	11,311
Inventory Net	$ 70,624	$ 35,660